Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Company's Long-Term Debt
[a]	The Company’s long-term debt, net of unamortized issuance costs, is substantially uncollateralized and consists of the following:

	2025	2024

Senior Notes [i]
€600 million due September 2027 at 1.500%	$703	$620
$400 million due March 2029 at 5.050%	398	397
Cdn$450 million due May 2029 at 4.800%	327	311
$750 million due June 2030 at 2.450%	747	746
Cdn$350 million due January 2031 at 4.950%	254	242
€575 million due May 2031 at 3.625%	668	—
€550 million due March 2032 at 4.375%	642	566
$500 million due March 2033 at 5.500%	496	496
$400 million due June 2035 at 5.875%	396	—
$650 million due October 2025 at 4.150%	—	649
$300 million due March 2026 at 5.980%	—	299
Bank term debt at a weighted average interest rate of 2.88% [2024 – 5.06%], denominated primarily in USD and Chinese Renminbi	75	506
Government loans at a weighted average interest rate of 0.00% [2024 – 0.00%], denominated primarily in Canadian dollar	6	6
Other	—	4
	4,712	4,842
Less due within one year	27	708
	$4,685	$4,134

[i]
The Senior Notes are unsecured obligations and do not include any financial covenants. The Company may redeem the notes in whole or in part at any time, and from time to time, at specified redemption prices determined in accordance with the terms of the indenture governing the Senior Notes.

Schedule of Future Principal Repayments on Long-Term Debt
[b]	Future principal repayments on long-term debt are estimated to be as follows:

2026	$27
2027	737
2028	5
2029	733
2030	755
Thereafter	2,481
$4,738

Schedule of Senior Notes Issued During Quarter of 2025 With Maturity Date
[c]	The Company issued the following Senior Notes during 2025:

	Settlement Date	Net Cash Proceeds [i]	Maturity Date

€575 million Senior Notes at 3.625%	May 21, 2025	€569 million	May 21, 2031
$400 million Senior Notes at 5.875%	May 22, 2025	$397 million	June 1, 2035

[i]	Net cash proceeds represent the public offering price less the underwriting discount, before expenses.

Interest Expense, Net
[f]	Interest expense, net includes:

	2025	2024

Interest expense
Current	$83	$127
Long-term	192	182
	275	309
Interest income	(66)	(98)
Interest expense, net	$209	$211